Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
FDIC insured cash	$ 250,000		$ 250,000
Cash balance uninsured	$ 12,802,481		$ 13,806,346
Preferred stock, shares outstanding	1,000,000		1,000,000	10,000,000
Number of shares issued for conversion	1,500,000		1,500,000	15,000,000
Research and development costs	$ 345,895	$ 114,852	$ 873,107	$ 1,087,372
Warrants [Member]
Anti-dilutive common stock equivalents	25,015,866	874,000	25,015,866	725,000
Convertible Preferred Stock [Member]
Anti-dilutive common stock equivalents	1,000,000	1,000,000	1,000,000	10,000,000